Stockholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Stockholders' Equity

18 Stockholders’ Equity

The share capital of the Company as of December 31, 2014 and 2013 consists of 1,076,257,500 authorized shares, including 430,503,000 authorized shares of common stock, and 645,754,500 authorized but unissued shares of preferred stock.

At December 31, 2014, the Company has issued and paid up 251,751,500 shares (2013: 251,751,500 shares) of common stock each having a par value of €0.20 or a nominal stock capital of €50 million.

Share-based awards

The Company has granted share-based awards to the members of our board of directors, management team, our other executives, selected other key employees/talents of NXP and selected new hires to receive the Company’s shares in the future. See note 9, “Share-based Compensation”.

Treasury shares

In connection with the Company’s share repurchase programs, which originally commenced in 2011, and which were extended effective August 1, 2013 and February 6, 2014, and in accordance with the Company’s policy to provide share-based awards from its treasury share inventory, shares which have been repurchased and are held in treasury for delivery upon exercise of options and under restricted and performance share programs, are accounted for as a reduction of stockholders’ equity. Treasury shares are recorded at cost, representing the market price on the acquisition date. When issued, shares are removed from treasury shares on a first-in, first-out (FIFO) basis.

Differences between the cost and the proceeds received when treasury shares are reissued, are recorded in capital in excess of par value. Deficiencies in excess of net gains arising from previous treasury share issuances are charged to retained earnings.

The following transactions took place resulting from employee option and share plans in 2014:

2014

Total shares in treasury at beginning of year	4,170,833
Total cost	167

Shares acquired under repurchase program	23,246,177
Average price in $ per share	61.73
Amount paid	1,435

Shares delivered	8,245,556
Average price in $ per share	46.84
Amount received	145

Total shares in treasury at end of year	19,171,454
Total cost	1,219